Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Summary of future contractual obligations
October 1 through December 31, 2016	$ 56,000	$ 257,000
2017	251,000	251,000
2018	152,000	152,000
2019	100,000	100,000
2020	100,000	100,000
Total	659,000	860,000
Research and Development [Member]
Summary of future contractual obligations
October 1 through December 31, 2016	16,667	100,000
2017	100,000	100,000
2018	100,000	100,000
2019	100,000	100,000
2020	100,000	100,000
Total	416,667	500,000
Property and Other Leases [Member]
Summary of future contractual obligations
October 1 through December 31, 2016	39,333	157,000
2017	151,000	151,000
2018	52,000	52,000
2019
2020
Total	$ 242,333	$ 360,000